Schedule of Warrants Issued, Exercised and Expired (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Warrants Shares, Beginning Balance	250,000	1,233,000
Weighted Avg. Exercise Price Warrant, Beginning Balance	$ 0.10	$ 0.83
Remaining Contractual Life in Years, Ending Balance	2 years 8 months 12 days	3 years 3 months 18 days
Warrants Shares, Issued		250,000
Weighted Avg. Exercise Price Warrant, Issued		$ 0.10
Remaining Contractual Life in Years, Issued
Warrants Shares, Exercised
Weighted Avg. Exercise Price Warrant, Exercised
Warrants Shares, Expired		1,233,000
Weighted Avg. Exercise Price Warrant, Expired		$ 0.83
Warrants Shares, Ending Balance	250,000	250,000	1,233,000
Weighted Avg. Exercise Price Warrant, Ending Balance	$ 0.10	$ 0.10	$ 0.83
Remaining Contractual Life in Years, Ending Balance		3 years 10 days	4 months 24 days
Remaining Contractual Life in Years, Issued		3 years 10 days
Warrants Shares, Expired		(1,233,000)